Business Segments (Narrative) (Detail) - JPY (¥) None in scaling factor is -9223372036854775296	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Impact on total operating profit due to the change in the managerial accounting methodologies
Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan	More than 500 offices